Stock based compensation	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

6. Stock based compensation:

6.1 ASC 718

The Company applies the provisions of ASC 718 in accounting for its stock based compensation. The fair value of each option and warrant granted during the year is estimated on the date of grant using the Black-Scholes option pricing model. Option valuation models require the input of subjective assumptions and these assumptions can vary over time. The weighted-average assumptions on grants made in each of the following years were:

	Year Ended December 31
	2010	2011	2012

Weighted-average expected life (years)	4.56	4.00	5.70
Expected volatility rate	60.5%	63.6%	62.5%
Expected dividend yield	-	-	-
Risk-free interest rate	1.43%	0.83%	0.95%
Forfeiture rate	-	-	-

We base our determination of expected volatility predominantly on the implied volatility of our traded options with consideration of our historical volatilities. Given the limited historical data and the grant of stock options and warrants to a limited population, the simplified method has been used to calculate the expected life.

Stock based compensation expense recognized was as follows:

(In thousands of U.S dollars except per share data)	Options			Free of charge share awards			Warrants			Total
	2010	2011	2012	2010	2011	2012	2010	2011	2012	2010	2011	2012
Research and development	400	332	419	831	897	649	-	-	-	1,231	1,229	1,068
Cost of goods sold	9	3	2	113	89	46	-	-	-	122	91	49
Selling, general and administrative	615	461	1,280	677	671	464	525	327	179	1,817	1,459	1,923

Total stock-based compensation expense	1,024	796	1,701	1,621	1,657	1,160	525	327	179	3,170	2,779	3,040

Effect on earnings per share
Basic	0.04	0.03	0.07	0.07	0.07	0.05	0.02	0.01	0.01	0.13	0.11	0.12

Diluted	0.04	0.03	0.07	0.07	0.07	0.05	0.02	0.01	0.01	0.13	0.11	0.12

As of December 31, 2012, the projected compensation expense related to non vested options or warrants amounted to $2,158,000 and is expected to be recognized over a weighted average period of 1.36 years.

6.2 Warrants

The summary of warrants activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price in U.S dollars [1]	Weighted Average Exercise Price in Euros
Balance at January 1, 2010	630,500	$11.73	€8.24
Warrants granted	250,000	$6.97	€5.44
Warrants cancelled	130,500	$25.11	€18.62
Balance at December 31, 2010	750,000	$7.82	€5.50
Warrants granted	300,000	$5.03	€3.54
Warrants cancelled	150,000	$6.94	€4.98
Balance at December 31, 2011	900,000	$6.89	€4.85
Warrants granted	3,300,000	$8.63	€6.61
Warrants reintegrated	100,000	$6.65	€4.97
Warrants cancelled	200,000	$10.20	€6.57
Balance at December 31, 2012	4,100,000	$6.89	€4.85

[1] Historical exchange rate at date of grant

No warrants were exercised in 2010, 2011 and 2012.

Exercise prices and intrinsic value for warrants outstanding as of December 31, 2012 were as follows:

	Warrants Outstanding				Warrants Exercisable
Range of exercise prices in euros	Number of shares	Weighted average remaining contractual life	Weighted average exercise price in euros	Weighted average intrinsic value in euros	Number of shares	Weighted average exercise price in euros	Weighted average intrinsic value in euros

0 to 4.50	550,000	1.57	3.98	-	550,000	3.98	-
5.44 to to 6.57	2,450,000	4.82	5.67	-	2,450,000	5.67	-
6.58 to 8.52	1,100,000	5.20	8.42	-	1,100,000	8.42	-
	4,100,000	4.48	6.10		4,100,000	6.44	-

The total fair value of warrants vested during 2010 amounted to €472,000 or $626,000 (average exchange rate of the year).

The total fair value of warrants vested during 2011 amounted to €257,000or $358,000 (average exchange rate of the year).

The total fair value of warrants vested during 2012 amounted to €271,000or $348,000 (average exchange rate of the year).

Intrinsic value represents the variance between the share price and the exercise price. As of December 31, 2012 the aggregate intrinsic value of warrants outstanding amounted to zero.

6.3 Stock Options

The activity under the option plans is as follows:

	Shares Available for Grant	Options Granted and Outstanding	Weighted Average Exercise Price in U.S dollars[1]	Weighted Average Exercise Price in Euros
Balance at January 1, 2010	45,000	3,110,990	$14.96	€12.08
Options authorized	750,000	-	-	-
Granted	(305,000)	305,000	$6.91	€5.21
Exercised	-	(63,000)	$4.01	€5.75
Forfeited	(15,000)	(254,500)	$8.51	€7.65
Balance at December 31, 2010	475,000	3,098,490	$14.69	€11.71
Options authorized
Granted	(200,000)	200,000	$4.39	€3.28
Exercised	-	(44,200)	$1.48	€1.63
Forfeited	-	(113,300)	$8.93	€7.49
Balance at December 31, 2011	275,000	3,140,990	$14.65	€11.66
Options authorized	1,000,000	-	-	-
Granted	(550,000)	550,000	$5.97	€4.67
Exercised	-	(195,000)	$2.04	€2.33
Forfeited	10,000	(223,500)	$16.88	€13.69
Balance at December 31, 2012	735,000	3,272,490	$13.79	€10.90

[1] Historical exchange rate at date of grant

The total intrinsic value of options exercised during 2010 amounted to €174,000 or $256,000 (historical exchange rate at date of exercise).

The total intrinsic value of options exercised during 2011 amounted to €111,000 or $149,000 (historical exchange rate at date of exercise).

The total intrinsic value of options exercised during 2012 amounted to €735,000 or $973,000 (historical exchange rate at date of exercise).

Stock options outstanding at December 31, 2012, which expire from 2013 to 2022, had exercise prices ranging from €3.28 to € 25.39. The weighted average remaining contractual life of all options is 4.34 years. As of December 31, 2012, there were 3,272,490 outstanding options at a weighted average exercise price of €10.90, of which 2,476,240 were exercisable at a weighted average price of €12.97. Exercise prices and intrinsic value for options outstanding as of December 31, 2012 were as follows:

	Stock Options Outstanding				Stock Options Exercisable
Range of exercise prices in euros	Number of shares	Weighted average remaining contractual life	Weighted average exercise price in euros	Weighted average intrinsic value in euros	Number of shares	Weighted average exercise price in euros	Weighted average intrinsic value in euros

0 to 3.28	195,000	8.45	3.28	-	48,750	3.28	-
4.03 to 5.44	1,385,000	7.04	4.73	-	735,000	4.74	-
6.40 to 12.02	123,500	1.62	10.93	-	123,500	10.93	-
12.86 to 16.23	1,040,990	2.60	14.46	-	1,040,990	14.46	-
19.2 to 25.39	528,000	2.58	22.85	-	528,000	22.85	-

	3,272,490	4.34	10.90	0.00	2,476,240	12.97	0.00

The total fair value of options vested during 2010 amounted to €1,424,000 or $1,889,000 (average exchange rate of the year).

The total fair value of options vested during 2011 amounted to €473,000 or $659,000 (average exchange rate of the year).

The total fair value of options vested during 2012 amounted to €846,000 or $1,088,000 (average exchange rate of the year).

The aggregate intrinsic value of options outstanding or exercisable amounted to zero.

6.4 Free share award

The activity under the free share award plans is as follows:

	Free of Charge Share Award Available for Grant	Free of Charge Share Award Granted and Outstanding	Weighted Average Fair Value at grant date in U.S dollars[1]	Weighted Average Fair Value at grant date in Euros

Balance at January 1, 2010	10,650	573,350	$6.68	€4.73
Options authorized	200,000	-	-	-
Granted	(230,000)	230,000	$7.01	€5.29
Exercised	-	(240,050)	$5.91	€4.39
Forfeited	37,500	(37,500)	$5.93	€4.39
Cancelled	3,300	(3,300)	$5.17	€4.03
Balance at December 31, 2010	18,150	522,500	$7.25	€5.16
Options authorized	200,000	-	-	-
Granted	(200,000)	200,000	$4.39	€3.28
Exercised	-	(272,400)	$7.47	€5.07
Forfeited	8,450	(8,450)	$7.22	€5.18
Cancelled	1,000	(1,000)	$7.45	€5.06
Balance at December 31, 2011	26,600	440,650	$5.81	€4.36
Options authorized	200,000	-	-	-
Granted	(189,700)	189,700	$3.07	€2.38
Exercised	-	(258,150)	$6.52	€4.92
Forfeited	21,550	(21,550)	$5.79	€4.35
Balance at December 31, 2012	58,450	350,650	$3.81	€2.88

[1] Historical exchange rate at date of grant

As of December 31, 2010 the total fair value (or intrinsic value) of Free Share Award outstanding amounted to €2,697,000 or $3,745,000 (historical exchange rate at date of grant).

As of December 31, 2011 the total fair value (or intrinsic value) of Free Share Award outstanding amounted to €1,774,000 or $2,296,000 (historical exchange rate at date of grant).

As of December 31, 2012 the total fair value (or intrinsic value) of Free Share Award outstanding amounted to €1,009,000 or $1,336,000 (historical exchange rate at date of grant).